Consolidated statement of comprehensive income - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025		Jun. 30, 2024
Statement of comprehensive income [abstract]
Profit for the period	$ 12,441		$ 17,665
Items that will be reclassified subsequently to profit or loss when specific conditions are met:
Debt instruments at fair value through other comprehensive income	205		(213)
– fair value gains/(losses)	640		(378)
– fair value gains transferred to the income statement on disposal	(83)		(24)
– expected credit losses recognised in the income statement	2		13
– disposal of subsidiary	0		90
– income taxes	(354)		86
Cash flow hedges	1,891		(710)
– fair value losses	(568)		(612)
– fair value losses/(gains) reclassified to the income statement	3,037		(673)
– disposal of subsidiary	0		262
– income taxes	(578)		313
Share of other comprehensive (expense)/income of associates and joint ventures	(59)		211
– share for the period	(3)		211
– other comprehensive income reclassified to the income statement on dilution of interest in an associate	(56)		0
Net finance income from insurance contracts	16		17
– before income taxes	21		23
– income taxes	(5)		(6)
Exchange differences	6,404		(2,588)
– foreign exchange losses reclassified to income statement on disposal or dilution of a foreign operation	224	[1]	648
– other exchange differences	6,180		(3,236)
Items that will not be reclassified subsequently to profit or loss:
Fair value gains on property revaluation	14		5
Remeasurement of defined benefit (liability)/asset	(347)		146
– before income taxes	(461)		178
– income taxes	114		(32)
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	242		(283)
– before income taxes	315		(372)
– income taxes	(73)		89
– equity instruments designated at fair value through other comprehensive income	93		41
– fair value gains	88		62
– income taxes	5		(21)
Effects of hyperinflation	81		892
Other comprehensive income/(expense) for the period, net of tax	8,540		(2,482)
Total comprehensive income for the period	20,981		15,183
Attributable to:
– ordinary shareholders of the parent company	19,917		14,131
– other equity holders	547		526
– non-controlling interests	517
Total comprehensive income for the period	$ 20,981		$ 15,183

[1]	Amount in 1H25 includes the recycling of a $197m foreign currency translation reserves loss and $56m other reserves gain as a result of the dilution of the shareholding in BoCom.